Debt Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Future Principal Payments of Long-Term Debt	Future principal payments of long-term debt as of March 31, 2015 were as follows:

2015 (remaining 9 months)	$998

Total	998

Discount	(2)
Less current portion	(996)

Noncurrent portion of debt	$—

Future principal payments of long-term debt as of December 31, 2014 are as follows:

2015	1,364

Total	$1,364

Discount	(2)
Less current portion	(1,362)

Noncurrent portion of debt	$—

Fair Value of Warrants

The following assumptions were used at December 31, 2013 and July 23, 2014 (date of warrant conversion):

	December 31, 2013	July 23, 2014
Risk-free interest rate	3.04%	2.53%
Expected volatility	80%	80%
Expected lives	6.3 years	5.8 years
Fair value of underlying equity	$9.40	$7.00